Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021	Jan. 03, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEOs		Average Compensation Actually Paid to Non-PEO NEOs		Total Shareholder Return		Peer Group Total Shareholder Return (7)	Net Income (in millions)	Company Selected Measure (Revenue)(8) (in millions)
2022	$13,548,892	(1)	$19,246,307	(4)	$2,723,296	(1)	$3,204,388	(4)	$110.43	$104.33	$693	$14,396
2021	$12,876,006	(2)	$5,045,765	(5)	$1,992,327	(2)	$1,000,994	(5)	$91.99	$128.06	$759	$13,737
2020	$12,319,624	(3)	$15,873,335	(6)	$2,928,640	(3)	$3,301,799	(6)	$107.21	$122.11	$629	$12,297

Named Executive Officers, Footnote [Text Block]	Total Compensation as set forth in the Summary Compensation Table (page 67) in this Proxy Statement for the applicable year (2022) for Mr. Krone (PEO) and average total compensation for the applicable year for Mr. Cage, Ms. Waterston, Mr. Howe, and Mr. Fasano (Non-PEO NEOs).
(2)Total Compensation as set forth in the Summary Compensation Table (page 67) in this Proxy Statement for the applicable year (2021) for Mr. Krone (PEO) and average total compensation for the applicable year for Mr. Cage, Mr. Reagan, Mr. Fasano, Mr. Howe, and Ms. Schmanske (Non-PEO NEOs).
(3)Total Compensation as set forth in the Summary Compensation Table (page 67) in this Proxy Statement for the applicable year (2020) for Mr. Krone (PEO) and average total compensation for the applicable year for Mr. Reagan, Mr. Fasano, Mr. Howe, and Mr. King (Non-PEO NEOs).

PEO Total Compensation Amount	$ 13,548,892	$ 12,876,006	$ 12,319,624
PEO Actually Paid Compensation Amount	$ 19,246,307	5,045,765	15,873,335
Adjustment To PEO Compensation, Footnote [Text Block]	The Compensation Actually Paid (CAP) is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal 2022. For each outstanding and unvested equity award, we utilized the fiscal year end and vesting date fair values to calculate the equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $10,315,880 for the PEO and $1,520,126 for the average total for Non-PEO NEOs. Equity award adjustments total $16,013,295 for the PEO and $2,001,218 for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.(5)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal year 2021. For each outstanding and unvested equity award during the fiscal years covered in the table, we utilized the fiscal year end and vesting date fair values to calculate these equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $9,482,900 for the PEO and $900,434 or the average total for Non-PEO NEOs. Equity award adjustments total $1,652,659 for the PEO and $(90,899) for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.(6)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal year 2020. For each outstanding and unvested equity award during the fiscal years covered in the table, we utilized the fiscal year end and vesting date fair values to calculate these equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $8,854,684 for the PEO and $1,335,955 for the average total for Non-PEO NEOs. Equity award adjustments total $12,408,395 for the PEO and $1,709,114 for the average total for Non-PEO NEOs.
Non-PEO NEO Average Total Compensation Amount	$ 2,723,296	1,992,327	2,928,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,204,388	1,000,994	3,301,799
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The Compensation Actually Paid (CAP) is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal 2022. For each outstanding and unvested equity award, we utilized the fiscal year end and vesting date fair values to calculate the equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $10,315,880 for the PEO and $1,520,126 for the average total for Non-PEO NEOs. Equity award adjustments total $16,013,295 for the PEO and $2,001,218 for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.(5)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal year 2021. For each outstanding and unvested equity award during the fiscal years covered in the table, we utilized the fiscal year end and vesting date fair values to calculate these equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $9,482,900 for the PEO and $900,434 or the average total for Non-PEO NEOs. Equity award adjustments total $1,652,659 for the PEO and $(90,899) for the average total for Non-PEO NEOs. See table below for detailed calculations of the equity award adjustments made in order to calculate the CAP.(6)The CAP is calculated by reducing the total compensation by grant date fair value of stock and options awards from the summary compensation table and adding equity awards adjustments for fiscal year 2020. For each outstanding and unvested equity award during the fiscal years covered in the table, we utilized the fiscal year end and vesting date fair values to calculate these equity award adjustments. The fair value of options were determined by using a Black Scholes model, the relative TSR based PSUs were determined by using a Monte Carlo simulated pricing model, non-market based PSUs reflect the probable outcome of the performance vesting conditions as of each measurement date, and RSUs fair value equaling to the stock price on the appropriate measurement date. Amounts deducted from total compensation is $8,854,684 for the PEO and $1,335,955 for the average total for Non-PEO NEOs. Equity award adjustments total $12,408,395 for the PEO and $1,709,114 for the average total for Non-PEO NEOs
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Revenue	Annual Operating Income	Operating Cash Flow
Relative TSR	Earnings Per Share

Total Shareholder Return Amount	$ 110.43	91.99	107.21
Peer Group Total Shareholder Return Amount	104.33	128.06	122.11
Net Income (Loss)	$ 693,000,000	$ 759,000,000	$ 629,000,000
Company Selected Measure Amount	14,396	13,737,000,000	12,297,000,000
PEO Name	Roger A. Krone
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 16,013,295	$ 1,652,659		$ 12,408,395
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,001,218	$ (90,899)		$ 1,709,114